Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Cash and cash equivalents	$ 537	$ 546	$ 867
Trade receivables, less allowance for doubtful accounts	648	781	794
Earned but unbilled receivables	117	119	140
Prepaid expenses and other current assets		224	117
Prepaid expenses and other current assets	253	230
Clearing broker assets		6	213
Assets related to discontinued operations			1,350
Total current assets	1,555	1,676	3,481
Property and equipment, less accumulated depreciation	835	874	893
Software products, less accumulated amortization	381	411	554
Customer base, less accumulated amortization	1,305	1,367	1,574
Other assets, less accumulated amortization	138	132	144
Trade name	1,019	1,019	1,019
Goodwill	4,505	4,539	4,885
Total Assets	9,738	10,018	12,550
Current:
Short-term and current portion of long-term debt	441	63	10
Accounts payable	25	32	59
Accrued compensation and benefits	224	297	291
Accrued interest expense	84	41	92
Other accrued expenses		234	262
Other accrued expenses	206	238
Clearing broker liabilities		4	179
Deferred revenue	842	836	862
Deferred income taxes			76
Liabilities related to discontinued operations			246
Total current liabilities	1,822	1,507	2,077
Long-term debt	6,121	6,599	7,819
Deferred and other income taxes	1,087	1,120	1,117
Other long-term liabilities	77	76	76
Total liabilities	9,107	9,302	11,089
Commitments and contingencies
Stockholder's equity:
Common stock, value
Capital in excess of par value	3,496	3,490	3,793
Accumulated deficit	(2,818)	(2,771)	(2,286)
Accumulated other comprehensive income (loss)	(47)	(3)	(46)
Total stockholder's equity	631	716	1,461
Total Liabilities and Stockholder's Equity	$ 9,738	$ 10,018	$ 12,550